Document and Entity Information	Sep. 08, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Sep. 08, 2021
Entity Registrant Name	CIPHER MINING INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39625
Entity Tax Identification Number	85-1614529
Entity Address, Address Line One	222 Purchase Street
Entity Address, Address Line Two	Suite #290
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	914
Local Phone Number	370-8006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001819989
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 1.01 of the Current Report on Form 8-K filed on September 8, 2021 (the “Original Form 8-K”) solely to correct the description of the delivery terms of the Agreement (as defined therein and below). As previously filed, the Original Form 8-K incorrectly noted that M31S+ machines would be delivered and delivery would begin in January 2022. This Amendment No. 1 corrects that information and notes that delivery will begin in July 2022 and be delivered in 6 batches. No other changes have been made to the Original Form 8-K.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	CIFR
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Trading Symbol	CIFRW
Security Exchange Name	NASDAQ